5. Property Plant and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property Plant and Equipment, net

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment balances are summarized as follows:

	June 30,	December 31,
	2019	2018
Computer and Technology Equipment	$80,307	$61,910
Furniture and Equipment	31,178	30,162
Leasehold Improvements	164,072	143,215
Vehicles	132,875	132,875
Software	268,345	233,783
R&D Assets	84,031	84,031
Other Equipment	66,232	65,140
Accumulated depreciation and amortization	(387,324)	(309,975)
Property and equipment, net	$439,716	$441,141

Depreciation expense totaled $119,126 and $76,775 for the six months ended June 30, 2019 and 2018, respectively, and $60,484 and $41,961 for the three months ended June 30, 2019 and 2018, respectively.

NOTE 5 - PROPERTY PLANT & EQUIPMENT, NET

Property Plant and Equipment balances are summarized as follows:

	December 31,	December 31,
	2018	2017
Computers & Technology Equip	$61,910	$37,366
Furniture and Fixtures	30,162	24,825
Leasehold Improvements	143,215	143,215
Vehicles	132,875	149,028
Software	233,783	6,550
R&D Assets	84,031	–
Other Equipment	65,140	20,653
Accumulated depreciation	(309,975)	(156,813)
Property plant and equipment, net	$441,414	$224,824

Depreciation expense for the years ended December 31, 2018 and 2017 totaled $153,162 and $75,605, respectively.